SEGMENT REPORTING (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Number of operating segments | segment		1
Operating expenses		$ 15,671
Total assets		11,784	$ 11,784
SL BIO LTD
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Number of operating segments | segment			3	3
Number of reporting segments | segment			3	3
Revenue			$ 2,197,249	$ 3,363,603
Cost of revenue			(1,422,187)	(1,430,842)
Gross profit			775,062	1,932,761
Operating expenses			4,612,550	3,128,872
Operating loss			(3,837,488)	(1,196,111)
Other income (expenses), net			17,666	62,413
Loss before income tax			(3,819,822)	(1,133,698)
Identifiable long-lived assets		461,218	461,218
Total assets		2,817,180	2,817,180	5,931,952
SL BIO LTD | Corporate and Unallocated
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses			1,451,085	390,957
Operating loss			(1,451,085)	(390,957)
Other income (expenses), net			19,111	35,976
Loss before income tax			(1,431,974)	(354,981)
Identifiable long-lived assets		447,280	447,280
Total assets		2,067,316	2,067,316
SL BIO LTD | Exosome Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue			2,197,249	3,363,603
Cost of revenue			(1,422,187)	(1,430,842)
Gross profit			775,062	1,932,761
Operating expenses			792,443	702,651
Operating loss			(17,381)	1,230,110
Other income (expenses), net			(1,445)	26,437
Loss before income tax			(18,826)	1,256,547
Identifiable long-lived assets		13,938	13,938
Total assets		749,864	749,864
SL BIO LTD | CD-19 Armed-T Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses			512,041	1,070,441
Operating loss			(512,041)	(1,070,441)
Loss before income tax			(512,041)	(1,070,441)
SL BIO LTD | GDT cell therapy Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses			1,856,981	964,823
Operating loss			(1,856,981)	(964,823)
Loss before income tax			$ (1,856,981)	(964,823)
HORIZON SPACE ACQUISITION II CORP
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Number of operating segments | segment	1		1
Number of reporting segments | segment	1		1
Total assets	$ 39,472,841	$ 72,953,591	$ 72,953,591	$ 70,064,740